BENEFIT PLAN (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
Company matching contributions	$ 96	$ 158	$ 529	$ 502